Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Baytex has a number of financial obligations that are incurred in the ordinary course of business. These obligations are of a recurring nature and impact the Company’s cash flow from operations in an ongoing manner. A significant portion of these obligations will be funded by adjusted funds flow (note 23). These obligations as of December 31, 2025 and the expected timing of funding of these obligations, are noted in the table below.

	Total	2026	2027-2028	2029-2030	2031 and beyond
Processing agreements	$4,969	$948	$563	$533	$2,925
Transportation agreements	134,312	40,249	51,388	13,416	29,259
Total	$139,281	$41,197	$51,951	$13,949	$32,184

Baytex also has ongoing obligations related to the abandonment and reclamation of well sites and facilities which have reached the end of their economic lives (note 11). The present value of the future estimated abandonment and reclamation costs are included in the asset retirement obligations presented in the statement of financial position. Programs to abandon and reclaim wellsites and facilities are undertaken regularly in accordance with applicable legislative requirements.
The Company is, from time-to-time, subject to various claims, demands, audits and other proceedings covering matters that arise in the ordinary course of business activities. Such claims and other proceedings often relate to labour, tax, environmental, title or commercial matters. Baytex retains liability for matters related to our prior ownership of assets located in the U.S. Resolution of these matters may have an unfavorable financial or operating impact on the Company. Certain conditions may exist as at December 31, 2025 which may result in a loss to the Company. However, the Company believes that none of these matters are expected to have a material effect on the results of operations or financial position of the Company.

The Company establishes legal provisions for known and potential claims for which payment is probable and can be reliably estimated. The Company also has comprehensive liability insurance coverage; however such insurance does not cover all risks to which we might be exposed and in other cases, may only partially cover losses incurred by the Company.